PGIM Short Duration Muni Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	103 Months Ended		120 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Bloomberg Municipal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.25%	0.80%	2.25%	[2]	2.34%
Bloomberg 1-8 Year Municipal Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.74%	1.26%	1.86%	[2]	1.87%
A
Prospectus [Line Items]
Average Annual Return, Percent			2.08%	0.51%			1.61%
C
Prospectus [Line Items]
Average Annual Return, Percent			2.43%	0.04%			1.00%
Z
Prospectus [Line Items]
Average Annual Return, Percent			4.63%	1.24%			2.11%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.57%	1.22%			2.09%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.98%	1.42%			2.12%
R6
Prospectus [Line Items]
Average Annual Return, Percent			4.66%	1.27%	2.12%
Performance Inception Date		May 25, 2017

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.